Schedule of convertible debentures (Details) $ in Thousands	12 Months Ended
Jul. 31, 2018 CAD ($)
Disclosure Of Convertible Debentures [Line Items]
Beginning balance	$ 20,639
Gross proceeds	69,000
Issuance costs	(4,792)
Warrants, net of issuance costs	(3,285)
Conversion feature, net of issuance costs	(6,777)
Accretion	1,368
Conversion of debenture	(76,153)
Ending balance	0
2017 unsecured convertible debentures 8%
Disclosure Of Convertible Debentures [Line Items]
Beginning balance	20,639
Gross proceeds	0
Issuance costs	0
Warrants, net of issuance costs	0
Conversion feature, net of issuance costs	0
Accretion	814
Conversion of debenture	(21,453)
Ending balance	0
2018 unsecured convertible debentures 7%
Disclosure Of Convertible Debentures [Line Items]
Beginning balance	0
Gross proceeds	69,000
Issuance costs	(4,792)
Warrants, net of issuance costs	(3,285)
Conversion feature, net of issuance costs	(6,777)
Accretion	554
Conversion of debenture	(54,700)
Ending balance	$ 0